Leases (Details) - Schedule of Components of Lease Expense - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of Components of Lease Expense [Line Items]
Operating lease expense	$ 228,633	$ 241,852	$ 685,900	$ 582,449	$ 811,082	$ 219,712
Finance lease expense:
Amortization of finance lease assets	1,414	1,413	4,242	8,804	5,594	2,998
Interest on finance lease liabilities	424	553	1,373	1,791	2,248	3,636
Total lease expense	$ 230,471	$ 243,818	$ 691,515	$ 593,044	$ 818,924	$ 226,346